Annual Total Returns - Fidelity Series Emerging Markets Debt Fund [BarChart] - 12.31 Fidelity Series Emerging Markets Debt Funds Combo PRO-01 - Fidelity Series Emerging Markets Debt Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 17, 2011
Fidelity Series Emerging Markets Debt Fund
Bar Chart Table:
Annual Return 2012	19.09%
Annual Return 2013	(4.22%)
Annual Return 2014	1.87%
Annual Return 2015	1.51%
Annual Return 2016	15.70%
Annual Return 2017	10.66%
Annual Return 2018	(4.66%)
Annual Return 2019	10.46%
Annual Return 2020	4.75%